Fixed Assets, Net - Schedule of Fixed Assets (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Fixed Assets [Line Items]
Less: accumulated depreciation	$ (117,249)	$ (96,996)
Total fixed assets, net	434,024	458,503
Investment properties [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, net	414,943	412,504
Computer and electronic equipment [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, net	49,958	57,130
Software [Member]
Schedule of Fixed Assets [Line Items]
Fixed assets, net	$ 86,372	$ 85,865